Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2012
Vanguard Equity Income Fund - Investor Shares | Vanguard Equity Income Fund
Expense Example, No Redemption:
1 YEAR	$ 31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Vanguard Growth Equity Fund - Investor Shares | Vanguard Growth Equity Fund
Expense Example, No Redemption:
1 YEAR	55
3 YEAR	173
5 YEAR	302
10 YEAR	677
Vanguard Equity Income Fund - Admiral Shares | Vanguard Equity Income Fund
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	268
Vanguard PRIMECAP Core Fund - Investor Shares | Vanguard PRIMECAP Core Fund
Expense Example, No Redemption:
1 YEAR	51
3 YEAR	160
5 YEAR	280
10 YEAR	$ 628